Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Summary of Securities Available-for-Sale and Restricted Stock

Securities consisted of the following on December 31:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2020
Available-for-sale
U.S. Treasury security	$999	$12	$—	$1,011
U.S. Government agencies	13,998	8	—	14,006
Mortgage-backed securities of government agencies	138,964	1,184	(136)	140,012
Asset-backed securities of government agencies	848	—	(11)	837
State and political subdivisions	23,422	544	—	23,966
Corporate bonds	10,841	42	(277)	10,606
Total available-for-sale	189,072	1,790	(424)	190,438
Held-to-maturity
Mortgage-backed securities of government agencies	5,620	192	(12)	5,800
State and political subdivisions	3,425	—	—	3,425
Total held-to-maturity	9,045	192	(12)	9,225
Equity securities	53	34	—	87
Restricted stock	4,614	—	—	4,614
Total securities	$202,784	$2,016	$(436)	$204,364

2019
Available-for-sale
U.S. Treasury security	$998	$1	$—	$999
U.S. Government agencies	5,500	—	(4)	5,496
Mortgage-backed securities of government agencies	75,676	326	(145)	75,857
Asset-backed securities of government agencies	934	—	(17)	917
State and political subdivisions	21,161	351	(1)	21,511
Corporate bonds	7,605	23	(262)	7,366
Total available-for-sale	111,874	701	(429)	112,146
Held-to-maturity
U.S. Government agencies	4,999	—	(6)	4,993
Mortgage-backed securities of government agencies	8,870	143	(56)	8,957
Total held-to-maturity	13,869	143	(62)	13,950
Equity securities	53	39	—	92
Restricted stock	4,614	—	—	4,614
Total securities	$130,410	$883	$(491)	$130,802

Summary of Amortized Cost and Fair Value of Debt Securities

The amortized cost and fair value of debt securities on December 31, 2020, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	Amortized Cost	Fair Value
Available-for-sale
Due in one year or less	$3,938	$3,977
Due after one through five years	23,304	23,546
Due after five through ten years	29,981	30,141
Due after ten years	131,849	132,774
Total debt securities available-for-sale	$189,072	$190,438

Held-to-maturity
Due in one year or less	$3,425	$3,425
Due after five through ten years	263	263
Due after ten years	5,357	5,537
Total debt securities held-to-maturity	$9,045	$9,225

Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities

The following table presents gross unrealized losses, fair value of securities, aggregated by investment category, and length of time individual securities have been in a continuous unrealized loss position, on December 31:

	Less Than 12 Months		12 Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
2020
Available-for-sale
Mortgage-backed securities of government agencies	$(70)	$10,808	$(66)	$8,974	$(136)	$19,782
Asset-backed securities of government agencies	—	—	(11)	837	(11)	837
Corporate bonds	(32)	1,968	(245)	3,733	(277)	5,701
Held-to-maturity
Mortgage-backed securities of government agencies	(12)	1,734	-	-	(12)	1,734
Total temporarily impaired securities	$(114)	$14,510	$(322)	$13,544	$(436)	$28,054

2019
Available-for-sale
U.S. Government agencies	$—	$—	$(4)	$3,496	$(4)	$3,496
Mortgage-backed securities of government agencies	(74)	22,702	(71)	8,924	(145)	31,626
Asset-backed securities of government agencies	—	—	(17)	917	(17)	917
State and political subdivisions	—	—	(1)	653	(1)	653
Corporate bonds	—	—	(262)	3,712	(262)	3,712
Held-to-maturity
U.S. Government agencies	—	—	(6)	4,993	(6)	4,993
Mortgage-backed securities of government agencies	—	—	(56)	3,009	(56)	3,009
Total temporarily impaired securities	(74)	$22,702	$(417)	$25,704	$(491)	$48,406